Reverse Stock Split (Details Narrative) (10-K) - shares	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares outstanding		1,609,710	717,275	468,906
Subsequent Event [Member]
Reverse stock split description	one-for-twenty five (1:25) reverse stock split
Effect of reverse stock split on common stock description	As a result of the reverse stock split, every twenty five (25) shares of issued and outstanding common stock was automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share.
Shares issued as a result of reverse stock split
Subsequent Event [Member] | Maximum [Member]
Common stock, shares outstanding	55,853,569
Subsequent Event [Member] | Minimum [Member]
Common stock, shares outstanding	2,234,143